TAX EFFECT ALLOCATED TO EACH COMPONENT OF OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Income and Comprehensive Income
Adjustment of pension and postretirement benefit plans	$ 8,203	$ 6,044	$ 3,301
Amortization of net losses of pension and postretirement benefit plans	(8,817)	(8,401)	(8,744)
Amortization of prior service credit of pension and postretirement benefit plans	0	1,354	1,482
Unrealized holding gains (losses) on debt securities arising during the period	(20,113)	219	4,861
Other-than-temporary impairment included in net income	0	0	(1,559)
Reclassification adjustment for gains included in net income	(4)	0	17
Unrealized holding gains on equity securities arising during the period	0	0	(30)
Reclassification adjustment for gains included in net income	0	0	50
Unrealized net (losses) gains on cash flow hedges	1,302	(210)	505
Reclassification adjustment for net losses (gains) included in net income	(1,496)	433	(736)
Income tax (expense) benefit	$ (20,925)	$ (561)	$ (853)